Estimated Future Amortization Expense for Other Intangible Assets (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
2017	$ 1,749
2018	1,564
2019	1,358
2020	1,121
2021	$ 938